Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		₩ 964,088,865	₩ 913,028,901
Financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		728,467,887	687,531,295
Due from financial institutions measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	[1]	27,790,121	27,579,279
Due from financial institutions measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		59,838	79,811
Securities measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		73,768,636	72,658,432
Loans measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		1,187,763	183,726
Financial instruments indexed to the price of gold
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		158,519	93,743
Derivatives
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		11,730,767	6,157,628
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	[1]	472,071,840	444,805,287
Other financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	[1]	14,404,227	16,544,513
Securities measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		88,735,996	78,926,437
Securities measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	[1]	37,113,552	39,701,389
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		1,446,628	801,050
Off-balance sheet items
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		235,620,978	225,497,606
Acceptances And Guarantees Contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		16,250,243	13,763,222
Financial guarantee contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		6,674,740	7,828,205
Commitments
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk		₩ 212,695,995	₩ 203,906,179

[1]	After netting of allowance